UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	August 8, 2002

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	86
Form 13F Information Table Value Total:	191,784

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104      829    56325 SH       SOLE                    55825      500
AON Corporation                COM              037389103      521    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      429    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      516    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      165    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      303     1586 SH       SOLE                      248     1338
American Intl Group            COM              026874107     2494    36560 SH       SOLE                    27181     9379
Anheuser Busch Cos Inc         COM              035229103      500    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      709    40000 SH       SOLE                    40000
Archer-Daniels -Midland Corp   COM              039483102      130    10172 SH       SOLE                    10172
BP Amoco PLC Spons ADR         COM              055622104      603    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      787    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      846    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      240     5406 SH       SOLE                     5406
BellSouth Corp                 COM              079860102      779    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      594      266 SH       SOLE                      266
Boeing Co                      COM              097023105      319     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      240     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2351    91468 SH       SOLE                    90500      968
Cendant Corp.                  COM              151313103      750    47200 SH       SOLE                    43200     4000
Cheung Kong Holding            COM              166744201      250    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            5076    57351 SH       SOLE                    51433     5918
CitiGroup Inc.                 COM              13218P105     4692   121087 SH       SOLE                    83087    38000
Coca Cola Enterprises          COM              191219104     1987    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    61872  1104850 SH       SOLE                    30756  1074094
Comcast Corp                   COM                             319    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      180    92308 SH       SOLE                             92308
Ericsson L.M. Telephone Co     COM                              82    56880 SH       SOLE                    56880
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     6567   160472 SH       SOLE                   115866    44606
Fannie Mae                     COM              313586109     2299    31170 SH       SOLE                    21870     9300
Federated Department Stores In COM              31410H101      881    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      229     7260 SH       SOLE                              7260
FleetBoston Financial Corp.    COM              338915101     1324    40928 SH       SOLE                    38897     2031
Ford Motor Cp DE NEW           COM              345370100     1175    73411 SH       SOLE                    72512      899
Freddie Mac - Voting Common    COM              313400301    11790   192650 SH       SOLE                   167974    24676
Freeport McMoran Copper & Gold COM              35671D857      327    18340 SH       SOLE                    18340
General Electric               COM              369604103     7723   265864 SH       SOLE                   217948    47916
General Motors Class H New     COM              370442832      320    30813 SH       SOLE                    30708      105
General Motors Corporation     COM              370442105      662    12386 SH       SOLE                    11814      572
Gillette Company               COM              375766102      917    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       34    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      138    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     1509    82570 SH       SOLE                    54970    27600
International Business Machine COM              459200101     6517    90508 SH       SOLE                    63304    27204
J.P. Morgan Chase & Co.        COM                            1200    35391 SH       SOLE                    35091      300
Johnson & Johnson              COM              478160104     1894    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     2571    41460 SH       SOLE                    41260      200
Liberty Media Group            COM                             608    60810 SH       SOLE                    60810
Loews Cos.                     COM              540424108     6326   119372 SH       SOLE                    82084    37288
Marsh & McLennan Co. Inc.      COM              571748102      348     3600 SH       SOLE                      450     3150
May Department Stores Comp     COM              577778103     6324   192047 SH       SOLE                   162003    30044
McDonald's Corp                COM              580135101      253     8900 SH       SOLE                     8600      300
Meadowbrook Golf Inc           COM              583195102       76   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     7430   146720 SH       SOLE                   127520    19200
Microsoft Corp                 COM              594918104      705    12890 SH       SOLE                    12890
Motorola Inc.                  COM              620076109      663    45440 SH       SOLE                    45440
Nestle ADR                     COM                             278     4800 SH       SOLE                              4800
Nokia                          COM              654902204      251    17300 SH       SOLE                    17200      100
Norfolk Southern Corp          COM              655844108      214     9150 SH       SOLE                              9150
Oceanic Exploration            COM                              19    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      277    13355 SH       SOLE                    10017     3338
PepsiCo                        COM              713448108     2728    56600 SH       SOLE                    28500    28100
Pfizer, Inc.                   COM              717081103     5534   158110 SH       SOLE                    79860    78250
Philip Morris Companies        COM              718154107     6920   158430 SH       SOLE                    78080    80350
Procter & Gamble Co Com        COM              742718109     1324    14830 SH       SOLE                             14830
Public Storage                 COM              74460D109      518    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      300     9328 SH       SOLE                     9328
Royal Dutch Petroleum NV ADR   COM              780257804     3139    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      755    24745 SH       SOLE                    18399     6346
Singapore Airlines             COM              870794302      733   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      224    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104      385    76900 SH       SOLE                    76900
Swire Pacific Ltd Spons ADR Rp COM              870794302      204    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106     2335    99989 SH       SOLE                    99610      379
USA Interactive (formerly HSN  COM              902984103      938    40000 SH       SOLE                    40000
Venture Stores                 COM              92267K951        0    11418 SH       SOLE                     9491     1927
Viacom Inc Cl B                COM              925524308     1415    31900 SH       SOLE                    31900
Vornado Realty Trust           COM              929042109      277     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      847    15400 SH       SOLE                     5100    10300
Wyeth (n/c from American Home  COM              026609107      205     4000 SH       SOLE                     4000
Zimmer Holdings Inc            COM                             322     9036 SH       SOLE                     8968       68
News Corp Ltd ADR Voting Shs P                  652487802     1031    52193 SH       SOLE                    51468      725
Ford Motor Co Cap Tr II 6.5% C                  345395206      281     5000 SH       SOLE                              5000